Finance Costs - Summary of Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance costs [Line Items]
Unwinding of discount on asset retirement obligations (Note 22)	$ 33	$ 54
Interest on net defined benefit pension and other post-retirement plan obligations (Note 21)	13	15
Borrowing costs capitalized to property, plant and equipment	(20)	(18)
Interest income	(1)	(5)
Total Finance costs	520	554
Short-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	50	87
Long-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	392	387
Lease Liabilities [Member]
Disclosure of finance costs [Line Items]
Interest expense	34	34
COVID-19 [Member]
Disclosure of finance costs [Line Items]
Interest expense	$ 19	$ 0